SECURED BORROWINGS, Other Aircraft Secured Borrowings (Details) - Secured Borrowings [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Aircraft Loan	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,717,483	$ 2,416,807
Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Number of loans denominated in Euros | Loan	1
Principal amount outstanding	$ 673,463	$ 807,882
Number of aircraft serving as security | Aircraft	14
Maturity date, range start date	Dec. 31, 2020
Maturity date, range end date	Jun. 30, 2028
Recourse debt	$ 372,100
Recourse Secured Borrowing [Member]
Secured Borrowings [Abstract]
Face amount			$ 122,500